Contingencies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Defendant Site	Dec. 31, 2018 USD ($)
Asbestos and Silica Related Litigation [Abstract]
Insurance recoveries of legal defense costs		$ 8.2
Environmental Matters [Abstract]
Number of on-site cleanups | Site	4
Number of on-site cleanups in operation and maintenance stage | Site	3
Number of on-site cleanups in implementation stage | Site	1
Undiscounted accrued liabilities	$ 6.6	6.9
Asbestos and Silica Related Litigation [Member]
Asbestos and Silica Related Litigation [Abstract]
Litigation reserve	118.1	105.8
Insurance recovery receivable amount	$ 122.4	103.0
Asbestos related insurance recoveries		14.4
Recovery of indemnity payments		6.2
Insurance recoveries of legal defense costs		$ 8.2
Asbestos and Silica Related Litigation [Member] | Minimum [Member]
Asbestos and Silica Related Litigation [Abstract]
Number of defendants | Defendant	25